Property and Equipment, Net (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Total original costs	$ 12,455	$ 11,795
Less: accumulated depreciation	(10,022)	(10,614)
Carrying amount	2,433	1,181
Computers [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	509	460
Server & switch [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	1,268	1,283
Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	1,727	1,754
Wi-Fi terminals for data connectivity services [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	8,420	7,762
Leasehold improvement [Member]
Schedule of Property and Equipment [Line Items]
Total original costs	$ 531	$ 536